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VIA EDGAR

                                  May 25, 2004

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Variable Separate Account ("Registrant")
         AIG SunAmerica Life Assurance Company ("Depositor")
         File No. 333-102906 and 811-3859

Ladies and Gentlemen:

         Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 19, 2004, for Variable Separate Account (the "Separate Account") of AIG SunAmerica Life Assurance Company contains no changes from the form of prospectus and statement of additional information submitted in Post Effective Amendment Nos. 4 and 5 under the Securities Act of 1933 and the Investment Act of 1940, respectively, to the above-mentioned Separate Account Registration Statement on Form N-4 filed with the Securities and Exchange Commission on May 19, 2004, via EDGAR.

         Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6544.


                                                     Very truly yours,



                                                     /s/ PETTY ZAHAVAH GOODMAN
                                                     ---------------------------
                                                     Petty Zahavah Goodman
                                                     Director, Legal Department